Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Property and equipment, at cost:
Land	¥14,542	¥33,712
Buildings and structures	77,796	79,692
Tools, furniture and fixtures	25,520	27,994
Construction in progress	2,050	945

Total	119,908	142,343
Less-Accumulated depreciation and amortization	(57,257)	(62,130)

Net property and equipment	¥62,651	¥80,213